Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing of Financial Assets
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	$-	$41,466	$-	$41,466
Mortgage-backed securities - FNMA	-	18,605	-	18,605
Total investment securities available-for-sale	$-	$60,071	$-	$60,071
Trading account securities:
Mortgage-backed securities - GNMA	$-	$571,602	$-	$571,602
Mortgage-backed securities - FNMA	-	143,939	-	143,939
Total trading account securities	$-	$715,541	$-	$715,541
Mortgage servicing rights	$-	$-	$9,889	$9,889
Total	$-	$775,612	$9,889	$785,501

	Proceeds obtained during the year ended December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	$-	$869,210	$-	$869,210
Mortgage-backed securities - FNMA	-	218,911	-	218,911
Total trading account securities	$-	$1,088,121	$-	$1,088,121
Mortgage servicing rights	$-	$-	$12,549	$12,549
Total	$-	$1,088,121	$12,549	$1,100,670

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	December 31, 2016	December 31, 2015
Fair value at beginning of period	$211,405	$148,694
Additions	10,835	76,060
Changes due to payments on loans[1]	(17,482)	(17,539)
Reduction due to loan repurchases	(3,109)	(1,897)
Changes in fair value due to changes in valuation model inputs or assumptions	(4,745)	6,087
Other disposals	(15)	-
Fair value at end of period	$196,889	$211,405
[1] Represents the change due to collection / realization of expected cash flow over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2016	December 31, 2015
Prepayment speed	5.2%	8.6%
Weighted average life (in years)	10.2	7.1
Discount rate (annual rate)	11.0%	11.1%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
	Originated MSRs		Purchased MSRs
	December 31,		December 31,
(In thousands)	2016	2015	2016	2015
Fair value of servicing rights	$88,056	$98,648	$108,833	$112,757
Weighted average life (in years)	7.8	7.3	6.9	6.2
Weighted average prepayment speed (annual rate)	4.6%	6.0%	4.8%	6.9%
Impact on fair value of 10% adverse change	$(1,668)	$(2,488)	$(2,051)	$(2,871)
Impact on fair value of 20% adverse change	$(3,590)	$(5,241)	$(4,400)	$(6,034)
Weighted average discount rate (annual rate)	11.5%	11.5%	11.0%	11.0%
Impact on fair value of 10% adverse change	$(3,851)	$(4,083)	$(4,369)	$(4,211)
Impact on fair value of 20% adverse change	$(7,699)	$(8,206)	$(8,778)	$(8,525)

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2016
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,798,507	$314,339	$13,073
Construction	776,300	1,668	(2,935)
Legacy	45,293	3,683	(1,913)
Lease financing	702,893	4,418	3,888
Mortgage	8,448,883	1,074,252	68,530
Consumer	3,754,393	104,895	85,398
Covered loans	572,878	84,079	2,716
Less:
Loans securitized / sold	1,663,701	119,458	2,281
Loans held-for-sale	88,821	-	(5,445)
Loans held-in-portfolio	$23,346,625	$1,467,876	$171,921

2015
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,144,237	$411,291	$107,955
Construction	681,201	14,086	(886)
Legacy	64,436	4,311	(2,760)
Lease financing	627,650	4,639	3,303
Mortgage	9,011,473	1,188,290	47,552
Consumer	3,837,679	106,194	92,926
Covered loans	646,115	101,451	58,880
Less:
Loans securitized / sold	1,883,561	144,568	811
Loans held-for-sale	137,000	45,719	37,602
Loans held-in-portfolio	$22,992,230	$1,639,975	$268,557